Related Party Transactions (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transactions Details Narrative
Corporate and administrative service charges	$ 11,296	$ 10,736	$ 9,398
Accrued director fees	15,000	15,000	15,000
Accrued management fees	$ 0	$ 430,000	$ 0